LONG-TERM DEBT (Schedule of Long-Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011
Long-Term Debt
Long-term debt	$ 1,031,666
Less current portion	130,905	138,031	146,110
Long-term debt, noncurrent	900,761	833,267	986,916
Interest expense on long-term debt	35,249
Mortgage payable [Member]
Long-Term Debt
Long-term debt	784,288		832,842
Debt instrument, frequency of payments	monthly
Debt instrument, maturity date	Apr. 22, 2014
Debt instrument, stated interest rate	5.50%
Equipment note payable maturing on November 1, 2014 [Member]
Long-Term Debt
Long-term debt	0		300,184
Debt instrument, maturity date	Nov. 01, 2014
Debt instrument, stated interest rate	5.50%
Equipment note payable maturing on September 28, 2015 [Member]
Long-Term Debt
Long-term debt	201,960		0
Debt instrument, maturity date	Sep. 28, 2015
Debt instrument, stated interest rate	3.90%
Vehicle Loan [Member]
Long-Term Debt
Long-term debt	$ 45,418		$ 0
Debt instrument, maturity date	Nov. 21, 2017
Debt instrument, stated interest rate	3.90%